Income Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in deferred tax benefit	$ 48,470	$ 351,928
Deferred Income Tax Charges [Member]
Depreciation	15,697	75,625
Mortgage servicing rights	(16,309)	(17,330)
Deferred compensation	0	2,310
Bad debts	(221,502)	6,827
Limited partnership amortization	101,054	75,454
Investment in CFS Partners	93,667	45,299
Deferred SBA PPP fees	1,481	1,492
Prepaid expenses	68,539	(1,606)
Deferred origination costs	24,224	167,448
Other	(18,381)	(3,591)
Change in deferred tax benefit	48,470	351,928
Securities valuation (OCI)	1,638,980	41,142
Total change in deferred taxes	$ 1,687,450	$ 393,070